Notes to Cash Flows	12 Months Ended
Dec. 31, 2022
Cash Flows Explanatory Notes [Abstract]
Notes to Cash Flows
34. NOTES TO CASH FLOWS
Changes in liabilities arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

						Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total
2022	£m	£m	£m	£m	£m	£m
At 1 January	25,520	2,228	2,191	132	—	30,071
Proceeds from issue of debt securities	4,778	—	—	—	—	4,778
Repayment of debt securities	(3,036)	—	—	—	—	(3,036)
Repayment of subordinated liabilities	—	(40)	—	—	—	(40)
Issue of other equity instruments	—	—	750	—	—	750
Repurchase of other equity instruments	—	—	(985)	—	—	(985)
Principal elements of lease payments	—	—	—	(26)	—	(26)
Dividends paid	—	—	—	—	(1,164)	(1,164)
Liability-related other changes	3,155	2	—	19	—	3,176
Non-cash changes:
– Unrealised foreign exchange	1,554	87	—	—	—	1,641
– Other changes	(440)	55	—	—	1,164	779
At 31 December	31,531	2,332	1,956	125	—	35,944

2021
At 1 January	35,566	2,556	2,191	97	—	40,410
Proceeds from issue of debt securities	2,872	—	—	—	—	2,872
Repayment of debt securities	(11,910)	—	—	—	—	(11,910)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)
Issue of other equity instruments(2)	—	—	210	—	—	210
Repurchase of other equity instruments(2)	—	—	(210)	—	—	(210)
Principal elements of lease payments	—	—	—	(25)	—	(25)
Dividends paid(1)	—	—	—	—	(1,505)	(1,505)
Liability-related other changes	(447)	(4)	—	60	—	(391)
Non-cash changes:
– Unrealised foreign exchange	(806)	6	—	—	—	(800)
– Other changes	245	(326)	—	—	1,505	1,424
At 31 December	25,520	2,228	2,191	132	—	30,071

2020
At 1 January	41,129	3,528	2,191	137	—	46,985
Proceeds from issue of debt securities	5,602	—	—	—	—	5,602
Repayment of debt securities	(11,378)	—	—	—	—	(11,378)
Repayment of subordinated liabilities	—	(659)	—	—	—	(659)
Principal elements of lease payments	—	—	—	(45)	—	(45)
Dividends paid	—	—	—	—	(292)	(292)
Liability-related other changes	(250)	(10)	—	5	—	(255)
Non-cash changes:
– Unrealised foreign exchange	376	22	—	—	—	398
– Other changes	87	(325)	—	—	292	54
At 31 December	35,566	2,556	2,191	97	—	40,410
(1) Dividends paid have been restated for 2021 from the £1,494m previously disclosed to £1,505m due to an administrative error.
(2) Issue and Repurchase of other equity instruments and Other Equity Instrument Other changes have been restated for 2021 from £450m, £500m and £50m previously disclosed to £210m for both Issue and Repurchase of Other equity instrument and £nil for Other changes due to an administrative error.
Footnotes to the consolidated cash flow statement
Net cash flows from operating activities includes interest received of £6,508m (2021: £4,806m, 2020: £5,139m), interest paid of £2,089m (2021: £1,064m, 2020: £1,857m) and dividends received of £nil (2021: £nil, 2020: £nil).
Total cash outflow for leases was £28m (2021: £28m, 2020: £48m).
Restatements in the consolidated cash flow statement
The presentation of the consolidated cash flow statement has changed to present 'profit before tax' within cash flows from operating activities instead of 'profit after tax'. Prior periods have been restated. As a result, for the year ended 31 December 2021 and 31 December 2020, the adjustment for 'corporation tax charge' in 'non-cash items included in profit' within cash flows from operating activities has been decreased by £504m and £134m respectively.
Following a decision by the IFRS Interpretations Committee in April 2022, Santander UK updated its accounting policy to exclude from cash and cash equivalents Reserves Collateralisation Accounts (RCAs) balances held at the BoE relating to Santander UK’s participation in certain payments schemes. Instead, RCAs balances are classified as restricted balances and included within 'change in operating assets' in the cash flow statement. Prior periods have been restated. As a result, opening cash and cash equivalents at 1 January 2022 and 1 January 2021 have been restated by £1,580m and £985m respectively. At 31 December 2021, cash and cash equivalents were reduced by £1,580m and restricted balances were increased by £1,580m. At 31 December 2020, cash and cash equivalents were reduced by £985m and restricted balances were increased by £985m. The net change in cash and balances at central banks was restated as a result of a decrease in cash inflows from operating activities of £595m in 2021(2020: increase of £95m).
Other matters
In addition, in 2021, there was a disposal of non-controlling interests of £181m.